Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Running Oak Efficient Growth ETF NAV
Account Value [Line Items]
Line Graph and Table Measure Name	Running Oak Efficient Growth ETF NAV
Account Value	$ 13,066	$ 10,518
Running Oak Efficient Growth ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Running Oak Efficient Growth ETF Market
Account Value	$ 13,074	10,525
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,479	10,602
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Total Return
Account Value	$ 12,394	$ 10,372